Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Statement of Financial Position [Abstract]
Preferred Shares Authorized	10,000,000	10,000,000
Preferred Shares Per share	$ 0.001	$ 0.001
Preferred Shares Issued	0	0
Preferred Shares Outstanding	0	0
Common Stock authorized	250,000,000	250,000,000
Common Stock par value	$ 0.001	$ 0.001
Common Stock Issued	47,100,060	47,100,060
Common Stock Outstanding	47,100,060	47,100,060